ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Nov. 30, 2020
Accounts Payable And Accrued Liabilities
Schedule of Accounts Payable and Accured Liabilities
	2020	2019
	$	$
Accounts payable (Note 29)	1,322,389	2,845,308
Accrued liabilities	154,958	821,014
Payroll taxes payable	13,406	474
Sales tax payable	-	2,911
Payable on Majesco acquisition (Note 5)	-	697,674

	1,490,753	4,367,381